                                                    REGISTRATION NO. 333-220168
                                                     REGISTRATION NO. 811-22651
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                       POST-EFFECTIVE AMENDMENT NO. 3              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                              AMENDMENT NO. 84                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 70
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 3 ("PEA") to the Form N-4 Registration Statement No. 333-220168 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement to the Prospectus and Part
C. This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 2, filed on April 18, 2018.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                     The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 70, are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 333-05593 filed on June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i) First Amendment dated as of January 1, 2001 to the
                       Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                (a)(ii)Second Amendment dated as of January 1, 2012 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (a)(iii)Third Amendment dated as of November 1, 2014 to the
                       Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

                (b) Distribution Agreement dated January 1, 2000 for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 25, 2001.

                (c) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 25, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File
                       No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,

                       2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013 to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File
                       No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4
                       (File No. 2-30070) filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-05593, filed on April 20, 2005.

                (g) Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC ("Distributor"), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, "Fund"), and AXA Equitable Life Insurance Company (the "Company"), a New York Corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 22, 2014.

                (g)(i) Amendment No. 1 ("Amendment"), effective March 28, 2014, to the Services Agreement (the "Agreement"), dated December 1, 2010, between AXA Equitable Life Insurance Company (the "Company") and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties") incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 22, 2014.

         4.   Contracts. (Including Riders and Endorsements)

              4(a) Form of Data Pages (ICC15RC15ADP-E), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(b) Endorsement Applicable to Traditional IRA Contracts
                   (ICC14IRA-RC15), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(c) Endorsement Applicable to Non-Qualified Contracts
                   (ICC14NQ-RC15), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(d) Endorsement Applicable to Roth IRA Contracts
                   (ICC14ROTH-RC15), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(e) Endorsement Applicable to SEP-IRA Contracts (ICC14SEP-RC15),
                   incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(f) Form of "Greater of" Death Benefit Rider (ICC12GMDBGRRC13),
                   incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              4(g) Form of Guaranteed Minimum Income Benefit Rider
                   (ICC16GMIBRC15B), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

         5.   Applications.

              5(a) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC17 App 01 RC15B E), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

              5(b) Form of Retirement Cornerstone Series E Application for an
                   Individual Annuity (ICC17 App 02 RC15B E), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-220167), filed on October 20, 2017.

     6.       Depositor's Certificate of Incorporation and By-Laws.

              (a) Restated Charter of Equitable, as amended August 31, 2010, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-05593), filed on April 23, 2005.

     7.       Reinsurance Contracts. Not applicable.

     8.       Participation Agreements.

              (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC dated, May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7, dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

            (a)(b)(vix)Amendment No. 8, dated as of December 9, 2016
                       ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

             (a)(b)(vx)Amendment No. 9 dated as of May 1, 2017 ("Amendment
                       No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

            (a)(b)(vxi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

              (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

              (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

              (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

              (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(ix) Amendment No. 5, dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

              (c) Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

              (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the
                       Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-202147) filed on May 21, 2015.

              (c)(iv) Amendment No. 4, effective May 1, 2012 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (c)(v) Amendment No. 5, effective October 1, 2014 to the Participation Agreement dated July 1, 2005 among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, previously filed with this Registration Statement on Form N-4 (333-202147) on February 18, 2015.

              (d) Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(i) Amendment No. 1, effective February 18, 2010 to the Participation Agreement, (the "Agreement"), dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

              (d)(ii) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (d)(iii) Amendment No. 3, dated September 6, 2013, to the
                       Participation Agreement (the "Agreement"), dated October 16, 2009 and as amended by Amendment No. 1 effective February 18, 2010 and Amendment No. 2 effective May 1, 2012, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement (File No. 333-182976) on Form N-4 filed on April 24, 2014.

              (e) Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-153809), filed on July 8, 2011.

              (e)(i) Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

              (f) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable

                       Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (f)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (f)(ii)Amendment No. 4, effective August 27, 2013 to the
                       Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

               (f)(iii)Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund
                       Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (g) Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

                (g)(i) First Amendment effective May 1, 2012 to Amended and
                       Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (h) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File
                       No. 333-160951) on November 16, 2009.

                (h)(i) Amendment No. 3 effective as of May 1, 2010 to
                       Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

                (h)(ii)Amendment No. 5 effective as of May 1, 2012 to
                       Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (i) Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (i)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009, among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P. and Goldman Sachs & Co., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (j) Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective
                       October 23, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (j)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                       Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(ii)Second Amendment effective May 1, 2012 to the
                       Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

               (j)(iii)Amendment No. 3 dated September 5, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America, and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(iv)Amendment No. 4 dated October 14, 2013 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (j)(v) Amendment No. 5 dated October 1, 2016 to the
                       Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (k) Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (k)(i) Amendment No. 2, effective May 1, 2012 to the
                       Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (l) Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-160951) on November 16, 2009.

                (l)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (m) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (m)(i) Amendment No. 3, effective May 1, 2012 to the
                       Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (n) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (n)(i) Third Amendment dated October 20, 2009 effective October
                       20, 2009, to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (n)(ii)Fifth Amendment effective May 1, 2012 to the
                       Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (o) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated
                       May 1, 2002, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

                (o)(i) Amendment No. 1 effective October 16, 2009 to the
                       Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (o)(ii)Amendment No.2 effective May 1, 2012 to the
                       Participation Agreement, dated May 1, 2002 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, ProFunds and ProFunds Advisors LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (p) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File
                       No. 333-160951), filed on November 16, 2009.

                (p)(i) Amendment No. 1 dated October 13, 2009 to the
                       Participation Agreement, (the "Agreement") dated
                       August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (p)(ii)Amendment No. 3 effective May 1, 2012 to the
                       Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

               (p)(iii)Participation Agreement dated October 1, 2013 among Van
                       Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (p)(iv)Amendment No. 1 dated October 28, 2016 to the
                       Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                (q) Participation Agreement, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

                (q)(i) Amendment No. 1, effective May 1, 2012 to the
                       Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (r) Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (s) Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 25, 2012.

                (s)(i) Amendment No. 1 effective March 17, 2014, to the
                       Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-182796) filed on April 23, 2014.

                (t) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

                (u) Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033), filed on October 11, 2013.

                (v) Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(i) Amendment No. 1, effective March 28, 2014, to the
                       Participation Agreement (the "Agreement"), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (v)(ii)Amendment No. 2, effective October 1, 2014, to the
                       Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the "Agreement") by and among AXA Equitable Life Insurance Company (the "Company"); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the "Fund"); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the "Distributor") (collectively, the "Parties"), incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (w) Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated
                       August 6, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (w)(i) Amendment No. 1 effective March 12, 2014, to the
                       Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on April 23, 2014.

                (x) AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the "Company"), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the "Accounts"); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a "Fund"); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the "Adviser"), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the "Distributor"), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the "Transfer Agent"), a Minnesota corporation, incorporated herein by reference to the Registration Statement (File No. 333-178750) filed on October 16, 2014.

                (y) Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 11, 2013.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Bertrand Poupart-Lafarge       Director
5 Old Broad Street
London EC2N 1AD
United Kingdom

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human Resources
                               Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life,
                               Retirement and Wealth Management

*Adrienne Johnson              Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Hollister-Share        Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

              Separate Account No. 70 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

              Prior to May 14, 2018, Holdings was a direct wholly-owned subsidiary of AXA S.A. ("AXA"). On May 14, 2018, Holdings completed an initial public offering in which AXA sold a minority stake to the public.

              AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

              (a) The 2016/2017 AXA Group Organization Charts, are incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 333-216084) on Form N-4, filed August 25, 2017.

              (b) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart Q1-2018, is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

Item 27. Number of Contractowners

              As of July 31, 2018, there were 79 Qualified Contract owners and 26 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)  Indemnification of Directors and Officers

              The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4  Indemnification of Directors, Officers and Employees.
                   (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of he fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

              The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, and ARGO RE Ltd, and Zurich Insurance Company. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)  Indemnification of Principal Underwriters

              To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)  Undertaking


Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) AXA Advisors, LLC, and AXA Distributors, LLC, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricardi                 Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 -------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board, Chief
                                   Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Mathew Drummond                   Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Grass                  Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* The principal business address:

  1290 Avenue of the Americas,
  NY, NY 10104.

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer Systems, Inc., 301 W. 11th Street, Kansas City, MO, 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively, the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

              AXA Equitable represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

              The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York on the 15th day of August, 2018.

                              SEPARATE ACCOUNT 70 OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel
                                   AXA Equitable Life Insurance Company

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 15th day of August, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and
                               Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea Nitzan                 Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Daniel G. Kaye  Kristi A. Matus           Karima Silvent
Mark Pearson    Bertrand Poupart-Lafarge  Charles G.T. Stonehill

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      August 15, 2018

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

9            Opinion and Consent of Counsel                          EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP                   EX-99.10a

10(b)        Powers of Attorney                                      EX-99.10b